REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue [abstract]
Revenues from contracts with customers	$ 2,913	$ 2,318	$ 5,834	$ 4,549
Other revenues	1	0	1	20
Total revenues	$ 2,914	$ 2,318	$ 5,835	$ 4,569